Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,025,109,112.13
Previously Paid Amount	0.00
Total Fee Amount	141,567.56
Total Offset Amount	98,126.15
Net Fee	$ 43,441.41